Equity (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Expected volatility	71.90%
Expected dividend yield	0.00%
Fair value	$ 4,376,500
Maximum [Member]
Risk-free interest rate	2.50%
Expected life of the options	10 years
Minimum [Member]
Risk-free interest rate	2.30%
Expected life of the options	5 years